Fixed Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary Of Property, Plant and Equipment
Fixed assets are recorded at cost less accumulated depreciation and amortization and consist of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Leasehold improvements	$48,996	$49,718
Furniture and fixtures	8,107	8,606
Equipment	15,897	35,293
Software	8,577	14,395
Total	81,577	108,012
Less: Accumulated depreciation and amortization	(70,194)	(90,823)
Fixed assets, net	$11,383	$17,189

Fixed assets are recorded at cost less accumulated depreciation and amortization and consist of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Leasehold improvements	$49,718	$48,265
Furniture and fixtures	8,606	8,189
Equipment	35,293	33,501
Software	14,395	13,538
Total	108,012	103,493
Less: Accumulated depreciation and amortization	(90,823)	(82,831)
Fixed assets, net	$17,189	$20,662